Investment Strategy - Guggenheim Enhanced Equity Income ETF	Jun. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will pursue an enhanced equity income strategy by utilizing a systematic, quantitative factor selection model to (1) create a portfolio of equity securities and (2) “enhance” income through the employment of an options overlay by writing (selling) call options which provide exposure to indices of U.S. large capitalization companies, such as the S&P 500® Index.In the equity portion of the Fund’s portfolio, the Fund invests primarily in common stocks of U.S. large capitalization companies. Equity securities in which the Fund invests may also include real estate investment trusts (“REITs”). The Fund may focus its investments on high dividend yielding stocks and high free cash flow yielding stocks. The Fund may obtain exposure to U.S. large capitalization stocks (including dividend paying stocks) by investing in exchange-traded funds (“ETFs”) that seek to track U.S. large capitalization stock indices (including dividend stock indices). In the options overlay portion of the Fund’s portfolio, the Fund may write (sell) call options based upon equity indices or on ETFs which track an equity index. Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), expects that, under normal circumstances, it will seek to sell call options with a reference index/asset value (i.e., the cumulative investment exposure of the options) less than, or equal to, 100% of the value of the Fund’s equity holdings. As the seller of the call options, the Fund will receive cash (the “premium”) from the purchaser. The premium, the exercise price and the market price of the reference index/asset determine the gain or loss realized by the Fund as the seller of the call option. The call options the Fund sells may be uncovered, meaning the Fund does not directly own the securities underlying the reference index/asset upon which the call options are based. The options utilized by the Fund may include FLexible EXchange Options (“FLEX Options”) as well as more traditional exchange-traded and over-the-counter (“OTC”) options. FLEX Options are customized options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may also invest in equity-linked notes (“ELNs”) as part of its options overlay strategy. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN. ELNs in which the Fund invests are derivative instruments that are specially designed to combine the economic characteristics of equity index exposure and written call options in a single note form and are not traded on an exchange. The options underlying the ELNs will be based on indices or on ETFs which track an equity index. The ELNs utilized by the Fund are structured to use a covered call strategy and have short call positions embedded within them. When the Fund purchases the ELN from the issuing counterparty, the Fund is entitled to the premium generated by the short call position within the ELN. The ELNs are reset periodically to seek to better capitalize on current market conditions and opportunities. When the Fund sells call options (including within an ELN), it receives a premium but limits its opportunity to profit from an increase in the market value of the underlying reference index/asset to the exercise price (plus the premium received). The maximum potential gain on an underlying instrument will be equal to the difference between the exercise price and the purchase price of the underlying reference index/asset at the time the option is written, plus the premium received. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level. The Fund intends to pursue its investment objective by investing, under normal circumstance, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to equity securities. Equity securities include common stock, securities of REITs, and warrants and rights. The Fund may also invest in a variety of investment vehicles, such as closed-end funds, ETFs and mutual funds. The Fund may hold non-registered or restricted securities. The Fund may engage in other derivative transactions, including options (including, in addition to writing call options as described above, writing (selling) put options), futures contracts and swap agreements (including equity total return swaps), for various purposes, including enhancing Fund returns, increasing liquidity, gaining long or short exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to its other portfolio investments or changes in certain equity markets.The Investment Manager seeks to provide regular distributions and equity market exposure with lower volatility than the Fund’s benchmark, the S&P 500® Index, by employing a systematic, quantitative portfolio construction process with qualitative oversight and flexibility in option selection and underlying allocations. The Investment Manager utilizes a proprietary security selection factor model, including, but not limited to, factors such as optimizing for dividend yield and free cash flow yield, along with a dynamic risk management system that considers market risk factors generally and risks specific to the securities in which the Fund invests (including the basis risk between the equity and options overlay portions of the Fund’s portfolio). The Investment Manager seeks to enhance equity allocation performance by dynamically targeting the most attractive volatility risk premiums, adjusting option strikes and exposures based on prevailing market conditions. Equity securities in the equity portion of the Fund’s portfolio may be required to be sold to raise cash in order to satisfy option obligations. The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover. During periods in which the U.S. equity markets are flat, declining or modestly rising it is expected that the Fund’s portfolio may outperform a similar portfolio that did not engage in a call selling strategy because of the premiums received from writing call options. However, in rising markets (where the aggregate appreciation of the reference index/asset over the option exercise price exceeds the income from premiums) it is expected the Fund’s portfolio could significantly underperform a similar portfolio that did not engage in a call selling strategy. The Fund is a “non-diversified” fund, which means it may invest a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will pursue an enhanced equity income strategy by utilizing a systematic, quantitative factor selection model to (1) create a portfolio of equity securities and (2) “enhance” income through the employment of an options overlay by writing (selling) call options which provide exposure to indices of U.S. large capitalization companies, such as the S&P 500® Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In the equity portion of the Fund’s portfolio, the Fund invests primarily in common stocks of U.S. large capitalization companies. Equity securities in which the Fund invests may also include real estate investment trusts (“REITs”). The Fund may focus its investments on high dividend yielding stocks and high free cash flow yielding stocks. The Fund may obtain exposure to U.S. large capitalization stocks (including dividend paying stocks) by investing in exchange-traded funds (“ETFs”) that seek to track U.S. large capitalization stock indices (including dividend stock indices). In the options overlay portion of the Fund’s portfolio, the Fund may write (sell) call options based upon equity indices or on ETFs which track an equity index.The Investment Manager seeks to provide regular distributions and equity market exposure with lower volatility than the Fund’s benchmark, the S&P 500® Index, by employing a systematic, quantitative portfolio construction process with qualitative oversight and flexibility in option selection and underlying allocations.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund intends to pursue its investment objective by investing, under normal circumstance, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to equity securities.